Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021	Mar. 31, 2020
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 11,342,861	¥ 11,576,157
Less than 12 months Gross unrealized losses, available-for-sale securities		5,059	49,870
12 months or more Fair value, available-for-sale securities		5,090,903	954,032
12 months or more Gross unrealized losses, available-for-sale securities		36,330	10,681
Total Fair value, available-for-sale securities		16,433,764	12,530,189
Total Gross unrealized losses, available-for-sale securities		41,389	60,551
Less than 12 months, Fair value, held-to-maturity securities			0
Less than 12 months Gross unrealized losses, held-to-maturity securities			0
12 months or more Fair value, held-to-maturity securities			191,244
12 months or more Gross unrealized losses, held-to-maturity securities			1,303
Total Fair value, held-to-maturity securities			191,244
Total Gross unrealized losses, held-to-maturity securities		3,273	1,303
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,998,772	10,339,320
Less than 12 months Gross unrealized losses, available-for-sale securities		1,924	43,204
12 months or more Fair value, available-for-sale securities		4,058,718	283,561
12 months or more Gross unrealized losses, available-for-sale securities		32,638	7,020
Total Fair value, available-for-sale securities		14,057,490	10,622,881
Total Gross unrealized losses, available-for-sale securities		34,562	50,224
Total Gross unrealized losses, held-to-maturity securities		0
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		125,058	162,665
Less than 12 months Gross unrealized losses, available-for-sale securities		323	418
12 months or more Fair value, available-for-sale securities		130,384	34,114
12 months or more Gross unrealized losses, available-for-sale securities		335	76
Total Fair value, available-for-sale securities		255,442	196,779
Total Gross unrealized losses, available-for-sale securities		658	494
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		38,625	0
Less than 12 months Gross unrealized losses, available-for-sale securities		46	0
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		38,625	0
Total Gross unrealized losses, available-for-sale securities		46	0
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		576,415	196,990
Less than 12 months Gross unrealized losses, available-for-sale securities		209	202
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		576,415	196,990
Total Gross unrealized losses, available-for-sale securities		209	202
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	70,088	30,913
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	120	227
12 months or more Fair value, available-for-sale securities	[1]	36,989	9,504
12 months or more Gross unrealized losses, available-for-sale securities	[1]	567	207
Total Fair value, available-for-sale securities	[1]	107,077	40,417
Total Gross unrealized losses, available-for-sale securities	[1],[2]	687	434
Less than 12 months, Fair value, held-to-maturity securities	[3]		0
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]		0
12 months or more Fair value, held-to-maturity securities	[3]		191,244
12 months or more Gross unrealized losses, held-to-maturity securities	[3]		1,303
Total Fair value, held-to-maturity securities	[3]		191,244
Total Gross unrealized losses, held-to-maturity securities	[3]	3,273	1,303
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,270	9,524
Less than 12 months Gross unrealized losses, available-for-sale securities		52	62
12 months or more Fair value, available-for-sale securities		11,435	5,450
12 months or more Gross unrealized losses, available-for-sale securities		136	89
Total Fair value, available-for-sale securities		20,705	14,974
Total Gross unrealized losses, available-for-sale securities		188	151
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		12,530	15,115
Less than 12 months Gross unrealized losses, available-for-sale securities		6	85
12 months or more Fair value, available-for-sale securities		10,351	7,478
12 months or more Gross unrealized losses, available-for-sale securities		33	21
Total Fair value, available-for-sale securities		22,881	22,593
Total Gross unrealized losses, available-for-sale securities		39	106
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		278,698	669,572
Less than 12 months Gross unrealized losses, available-for-sale securities		953	5,507
12 months or more Fair value, available-for-sale securities		843,026	608,361
12 months or more Gross unrealized losses, available-for-sale securities		2,621	3,265
Total Fair value, available-for-sale securities		1,121,724	1,277,933
Total Gross unrealized losses, available-for-sale securities		3,574	8,772
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		233,405	152,058
Less than 12 months Gross unrealized losses, available-for-sale securities		1,426	165
12 months or more Fair value, available-for-sale securities		0	5,564
12 months or more Gross unrealized losses, available-for-sale securities		0	3
Total Fair value, available-for-sale securities		233,405	157,622
Total Gross unrealized losses, available-for-sale securities	[4]	¥ 1,426	¥ 168

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥40,417 million at March 31, 2020, and ¥107,077 million at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥520,746 million and ¥33 million, respectively, at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥271,387 million at March 31, 2020, and ¥275,661 million at March 31, 2021.